EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
EQUITY
Schedule of issued capital

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Ordinary shares issued and fully paid:
June 30, 2021: 37,948,082, December 31, 2020: 33,988,082, common shares, no par value	390,297	421,988	65,352

Schedule of share capital

	Number of shares	Share capital
Ordinary shares issued and fully paid		CNY	US$

At January 1, 2021	33,988,082	390,297	60,444

Ordinary shares issued on Jan 22, 2021 through private placement	3,960,000	31,691	4,908

At June 30, 2021	37,948,082	421,988	65,352